787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 27, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Core Bond Portfolio, a series of BlackRock Funds V
(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 21, 2019, to the Prospectus for Service Shares, dated January 28, 2019, as amended, for BlackRock Core Bond Portfolio (the “Fund”) filed under Rule 497(e) with the Securities and Exchange Commission on June 21, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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